Note 53	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]	Related-party transactions
As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. These transactions are not significant and are carried out under normal market conditions. As of December 31, 2024, 2023 and 2022, the following are the transactions with related parties:
Transactions with significant shareholders
As of December 31, 2024, 2023 and 2022, there were no shareholders with significant influence (see Note 26).
Transactions of BBVA Group entities with joint ventures and associates
The balances of the main captions in the consolidated balance sheets arising from the transactions carried out by the BBVA Group with joint ventures and associates are as follows:

Balances arising from transactions of BBVA Group entities with joint ventures and associates (Millions of Euros)
	2024	2023	2022
Assets
Loans and advances to credit institutions	13	5	9
Loans and advances to customers	639	791	1,842
Debt securities	4	4	7
Liabilities
Deposits from credit institutions	1	—	1
Customer deposits	160	134	204
Memorandum accounts
Financial guarantees given	171	177	136
Other commitments given	784	595	751
Loan commitments given	117	119	10
The balances of the main captions in the consolidated income statements resulting from transactions with joint ventures and associates are as follows:

Balances of consolidated income statement arising from transactions of BBVA Group entities with joint ventures and associates (Millions of Euros)
	2024	2023	2022
Income statement
Interest and other income	37	44	20
Interest expense	4	4	2
Fee and commission income	7	4	5
Fee and commission expense	55	49	40
There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1) and from the insurance policies to cover pension or similar commitments (see Note 25) and the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.
In addition, as part of its normal activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the consolidated financial statements.
Transactions with members of the Board of Directors and Senior Management
The transactions entered into between BBVA or its Group companies with members of the Board of Directors and Senior Management of the Bank or their related parties were within the scope of the ordinary course of business of the Bank and were immaterial, defined as transactions the disclosure of which is not necessary to present a true and fair view of the Bank's equity, financial position and results, and were concluded on normal markets terms or on terms applicable to the rest of employees.
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

Balance at December 31 of each year (thousands of Euros)
	2024				2023				2022
	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management
Loans and credits	2,176	210	4,664	688	531	243	5,553	727	668	1,880	6,321	764
Bank guarantees	—	—	10	—	—	—	10	—	—	—	10	—
(1) Excluding executive directors.
Information on remuneration paid and other benefits granted to members of the Board of Directors and Senior Management of BBVA is provided in Note 54.